October 7, 1996

                            PREMIER INSURED MUNICIPAL
                                    BOND FUND
                            SUPPLEMENT TO PROSPECTUS
                             DATED DECEMBER 1, 1995

          THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY SHARES."

          Payments to open new accounts which are mailed should be sent to Premier Insured Municipal Bond Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587, together with your Account Application indicating which Class of shares is being purchased. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed and sent to Premier Insured Municipal Bond Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587.

          The DDA numbers for payments transmitted by wire to The Bank of New York for purchase of Class A, Class B or Class C shares in your name, are as follows:

DDA# 8900088311 Premier Insured Municipal Bond Fund - National Series DDA# 8900118172 Premier Insured Municipal Bond Fund - California Series DDA# 8900088346 Premier Insured Municipal Bond Fund - Connecticut Series DDA# 8900088362 Premier Insured Municipal Bond Fund - Florida Series DDA# 8900088389 Premier Insured Municipal Bond Fund - New Jersey Series DDA# 8900088400 Premier Insured Municipal Bond Fund - New York Series.

          The wire must indicate the Class of shares being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Shares" in the Fund's Prospectus.

          THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND".

          Effective October 1, 1996, the primary portfolio manager for each of the California, the Connecticut and the Florida Series is Stephen C. Kris, who has held that position with respect to the California Series since August 1993 and with respect to the Connecticut Series and the Florida Series since October 1996, and has been an employee of The Dreyfus Corporation since 1988. The primary portfolio manager for the National Series is Joseph P. Darcy, who has held that position since October 1996 and has been employed by The Dreyfus Corporation since May 1994. For more than five years prior to joining The Dreyfus Corporation, Mr. Darcy was a Vice President and Portfolio Manager for Merrill Lynch Asset Management. The primary portfolio manager for the New Jersey Series is Samuel J. Weinstock, who has held that position since October 1996 and has been employed by The Dreyfus Corporation since March 1987. The primary portfolio manager for the New York Series is Richard J. Moynihan, who has held that position since October 1996 and has been employed by The Dreyfus Corporation since 1973.